Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of loss per share

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Basic and diluted loss for the period (£'000)	(36,239)	(35,971)	(57,246)	(73,614)
Basic and diluted weighted average number of shares	126,594,358	123,748,524	126,285,033	123,504,575
Basic and diluted loss per share (£)	(0.29)	(0.29)	(0.45)	(0.60)